Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current portion of notes payable, debt discount	$ 60,332	$ 113,257	$ 237,381
Non-current portion of notes payable, debt discount		$ 0	$ 3,110
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, Authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	37,750,173	34,511,800	19,633,173
Common stock, Outstanding	37,191,552	33,953,179	19,074,552
Treasury stock, at cost, shares	558,621	558,621	558,621